Debt - Narrative (Details) $ in Thousands, $ in Thousands																	3 Months Ended
	Mar. 31, 2025 MXN ($)	Mar. 28, 2025 MXN ($)	Mar. 26, 2025 MXN ($)	Mar. 25, 2025 MXN ($)	Mar. 14, 2025 MXN ($)	Mar. 11, 2025 MXN ($)	Feb. 28, 2025 USD ($)	Feb. 26, 2025 MXN ($)	Feb. 24, 2025 MXN ($)	Feb. 21, 2025 USD ($)	Feb. 10, 2025 MXN ($)	Feb. 07, 2025 MXN ($)	Jan. 24, 2025 MXN ($)	Jan. 22, 2025 USD ($)	Jan. 13, 2025 MXN ($)	Jan. 10, 2025 USD ($)	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of long term debt [Line Items]
Borrowings	$ 1,860,622,572																$ 1,860,622,572				$ 143,403,700		$ 1,745,481,072
Bank indebtedness																						$ 5,512,700
Obtain of revolving credit lines																	20,500,000	$ 5,902,000
Revolving credit facility available	5,500,000																5,500,000		$ 544,000
Twenty Eight Days SOFR Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings														$ 400,000						$ 1,487,457
Maturity												30-day		30-day
Interest rate basis spread												3.50%		3.50%						3.50%
Promissory Note | Thirty Days SOFR Plus 375 Basis Points
Disclosure of long term debt [Line Items]
Borrowings																$ 21,000
Maturity																30-day
Interest rate basis spread																3.75%
Promissory Note | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure of long term debt [Line Items]
Borrowings								$ 1,000,000							$ 1,700,000
Maturity								28-day							28-day
Interest rate basis spread								3.10%							3.10%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings				$ 2,000,000		$ 3,000,000			$ 2,500,000			$ 2,500,000	$ 5,000,000
Maturity				28-day		28-day			28-day			28-day	28-day
Interest rate basis spread				3.50%		3.50%			3.50%			3.50%	3.50%							3.50%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points, Maturing July 2025
Disclosure of long term debt [Line Items]
Borrowings												$ 4,000,000
Maturity												28-day
Interest rate basis spread												3.50%								3.50%
Promissory Note | Twenty Eight Days TIIE
Disclosure of long term debt [Line Items]
Borrowings	$ 7,500,000	$ 3,000,000															$ 7,500,000
Maturity	28-day	28-day
Credit Line
Disclosure of long term debt [Line Items]
Borrowings			$ 5,972,676
Credit Line | Ninety One Days TIIE Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings											$ 5,000,000
Maturity											91-day
Interest rate basis spread											3.50%
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings										$ 1,000,000
Maturity										90-day
Interest rate basis spread										3.50%
Credit Line | Ninety Day SOFR Plus 125 Basis Point
Disclosure of long term debt [Line Items]
Borrowings							$ 1,000,000
Maturity							90-day
Interest rate basis spread							1.25%
Credit Line | One Hundred Eighty Two Days TIIE Plus 500 Basis Points
Disclosure of long term debt [Line Items]
Borrowings					$ 5,000,000
Maturity					182-day
Interest rate basis spread					5.00%
Credit Line | One Hundred Eighty Two Days TIIE Plus 182 Basis Points
Disclosure of long term debt [Line Items]
Borrowings			$ 2,986,338
Maturity			182-day
Interest rate basis spread			3.75%
Credit Line | One Hundred Eighty Two Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Borrowings			$ 2,986,338
Maturity			182-day
Interest rate basis spread			2.00%
PMI TRD DAC revolving credit lines
Disclosure of long term debt [Line Items]
Borrowings																			206,314
Revolving credit facility available																			23,685
Outstanding of revolving credit lines																			$ 206,314
Proceeds from revolving credit lines																		200,000
Repayments of revolving credit lines																		$ 200,000